Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 321,864	$ 215,856	$ 275,469
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	158,391	164,799	161,290
Stock-based compensation	15,760	12,141	10,463
Amortization of Series B, C and D related issuance costs, net	493	579	773
Deferred income taxes and reserve, net	1,649	(13,165)	(2,219)
Gain on sale of property, plant and equipment	(596)	(651)	(18,995)
Loss (gain) on sale of investments, remeasurement of investments held under fair value method	18,136	4,990	(7,360)
Equity in net earnings of affiliated companies and partnerships, net of dividend received(*)	(8,213)	10,046	11,368
Changes in operating assets and liabilities, net of amounts acquired:
Decrease (increase) in short and long-term trade and unbilled receivables and contract assets, net and prepaid expenses	(473,926)	(96,594)	97,151
Increase in inventories, net	(480,309)	(351,594)	(305,058)
Increase (decrease) in trade payables, other payables and accrued expenses	65,663	175,446	(123,289)
Severance, pension and termination indemnities, net	(40,159)	(24,331)	(51,689)
Increase in contract liabilities	955,857	16,187	192,164
Net cash provided by operating activities	534,610	113,709	240,068
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment and other assets, net of investment grants and evacuation grants	(215,051)	(187,037)	(205,110)
Acquisitions of subsidiaries and business operations, net of cash assumed (Schedule A)	0	(10,380)	(12,430)
Investments in affiliated companies and other companies, net	(3,603)	(5,416)	(4,466)
Deferred payment on acquisition	7,376	0	81,487
Deferred payment on acquisition	0	0	50,749
Proceeds from sale of property, plant and equipment	4,107	1,466	24,882
Proceeds from sale of investments	18,594	151	11,651
Proceeds from sale (investment in) of long-term deposits, net	(180)	83	186
Proceeds from (investment in) short-term deposits, net	9,923	(9,467)	2,567
Net cash used in investing activities	(178,834)	(210,600)	(151,982)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of options	26	30	24
Issuance of commercial paper, net	36,380	313,620	0
Repayment of long-term loans	(11,320)	(246,231)	(122,353)
Proceeds from long-term loans	0	20,000	39,547
Repayment of Series B, C and D Notes	(61,862)	(62,434)	(65,379)
Dividends paid	(88,958)	(89,248)	(86,813)
Change in short-term bank credit and loans, net	(162,120)	147,475	99,003
Net cash provided by (used in) financing activities	(287,854)	83,212	(135,971)
Net increase (decrease) in cash and cash equivalents	67,922	(13,679)	(47,885)
Cash and cash equivalents at the beginning of the year	197,429	211,108	258,993
Cash and cash equivalents at the end of the year	265,351	197,429	211,108
Supplemental Cash Flow Information [Abstract]
Dividends received from affiliated companies and partnerships	10,963	22,321	18,409
Income taxes, net	34,890	30,708	75,593
Interest	76,332	66,766	25,579
Estimated net fair value of assets acquired and liabilities assumed at the date of acquisition was as follows:
Working capital (deficit), net (excluding cash and cash equivalents)	0	246	5,085
Property, plant and equipment	0	19	5,163
Other long-term assets	0	77
Goodwill and other intangible assets	0	16,220	38,017
Purchase price	0		(8,191)
Deferred income taxes	0		(171)
Employee benefit liabilities, net	0	0	(269)
Long-term liabilities	0	(6,182)	(27,204)
Purchase price	0	10,380	12,430
Deconsolidation, Gain (Loss) with Related Disclosures [Abstract]
Working capital (deficit), net (excluding cash and cash equivalents)	(4,070)	0	(35,901)
Property, plant and equipment	(1,597)	0	(48,365)
Other long-term assets	(3,179)	0	(4,254)
Other long-term liabilities	83	0	12,870
Other comprehensive income	1,479	0	(3,177)
Non-controlling interest	0	0	11,275
Gain from deconsolidation	(92)	0	(13,935)
Recognized Identifiable Net Assets (Liabilities) Deconsolidated, Less Noncontrolling Interest	(7,376)	0	(81,487)
Purchase of property and equipment with accounts payable	$ 79,197	$ 82,515	$ 41,272